RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - CHANGES IN LEVEL 3 (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in net fair value of derivative assets and liabilities classified as Level 3
Level 3 net derivative asset at beginning of period	CAD 54	CAD 149
Total gains/(loss)
Included in earnings	(113)	136
Included in OCI	3	(1)
Settlements	(239)	(230)
Level 3 net derivative asset at end of period	(295)	54
Amount of transfer of fair value of assets between levels	0	0
Amount of transfer of fair value of liabilities between levels	CAD 0	CAD 0